Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Net accrued charter revenue by maturities [Abstract]
2016	$ (5,667)
2017	(11,336)
2018	(8,897)
2019	(6,602)
2020	(800)
Total	$ (33,302)	$ (35,369)